Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ 307,664	$ 189,721	$ 152,304
Net share in profit (loss) of investments in joint venture	256	126	(79)
Net share in profit (loss) of investments	307,920	189,847	152,225
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	267,610	186,539	152,552
Net share in profit (loss) of investments	267,610	186,539	152,552
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	42,935	3,999	1,072
Net share in profit (loss) of investments	42,935	3,999	1,072
Tinka resources Ltd
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	(2,881)	(817)	(1,320)
Net share in profit (loss) of investments	$ (2,911)	$ (817)	$ (1,320)